MERRILL LYNCH
LATIN AMERICA
FUND, INC.









FUND LOGO








Quarterly Report

February 28, 1997





Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other in-formation herein are as dated and are subject to change.










Merrill Lynch
Latin America
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





MERRILL LYNCH LATIN AMERICA FUND, INC.



Asset Allocation
As a Percentage* of
Net Assets as of
February 28, 1997


A map illustrating the following percentages:


Mexico                  23.7%
Venezuela                2.7%
Colombia                 1.7%
Peru                     2.6%
Brazil                  46.0%
Argentina               10.8%
Chile                    6.0%

[FN]
*Total may not equal 100% and does not include short-term securities.

DEAR SHAREHOLDER



During the three-month period ended February 28, 1997, total returns for Merrill Lynch Latin America Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +20.26%, +19.93%, +19.95% and +20.77%, respectively. (Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3--6 of this report to shareholders.) The unmanaged Morgan Stanley Capital International Latin America Free Index rose 20.57%, and the unmanaged J.P. Morgan Latin Brady Bond Index rose 6.78% during the same period. The Fund's performance benefited from its overweighted position in Brazil (up 29.25%), and its underweighted position in Chile (up only 10.84%).

Investment Overview
Latin American markets performed well during the three months ended February 28, 1997, benefiting from improving economic fundamentals, largely good corporate earnings results, declining interest rates, increased fund flows, and reasonable stock valuations. During the February quarter, we added to our investments in Brazil and Argentina, took profits in Mexico, and deleted our investments in Argentine floating rate notes.

The best-performing market was again Brazil where, in addition to the aforementioned factors, the anticipated passage of the presidential reelection amendment and upcoming privatizations combined to drive a +29.25% market return. We maintained a large position in Telecomunicacoes Brasileiras S.A.--Telebras, the telecommunications holding company, and bought shares in Centrais Eletricas Brasileiras S.A. (Eletrobras), the electric utility holding company.

The Colombian market performed strongly as well, rising 23.41% on expectations of an economic rebound. To enhance the Fund's participation in this upturn, we added to our investments in Colombia through purchases of shares in Banco Ganadero S.A., one of the major commercial banks in Colombia.

The Argentine market rose 16.59% on upward revisions of real economic growth forecasts and very low inflation. Although the sustainability of growth is dependent on the continued strength of the Brazilian economy, we believe that stock investments in Argentina are not very sensitive to local economic developments. For example, Yacimientos Petroliferos Fiscales S.A. (YPF), one of our new investments during the February quarter, is an integrated oil and gas company that is beginning to show attractive results at its Maxxus subsidiary. Longer term, YPF will benefit from the growing energy needs of its partners in Mercosur, the trading bloc in the southern part of Latin America.

The Mexican market (+15.36%) benefited from expectations of continuing economic recovery, after a 7.6% growth rate was achieved in the last quarter of 1996. The peso's strength enabled interest rates to decline. We added substantially to our investments in Telefonos de Mexico, S.A. de C.V. on the view that exaggerated fears of competition were not warranted in the near term. We also liked the cash-generating ability of the company and management's active program to buy back the company's shares.

In Conclusion
We are optimistic about the long-term prospects for stocks in the emerging markets. However, we remind our shareholders that emerging markets are volatile and an investor should have a long-term investment outlook.

We appreciate your ongoing interest in Merrill Lynch Latin America Fund, Inc., and we look forward to reviewing our outlook and strategy with you in the upcoming quarters.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Grace Pineda)
Grace Pineda
Vice President and
Portfolio Manager




March 27, 1997





PERFORMANCE DATA



About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance
Summary--
Class A Shares***
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
10/21/94--12/31/94        $18.22      $13.67              $0.396                $0.118           -22.63%
1995                       13.67       10.41                --                    --             -23.85
1996                       10.41       12.64                --                   0.435           +25.65
1/1/97--2/28/97            12.64       14.91                --                    --             +17.96
                                                          ------                ------
                                                    Total $0.396          Total $0.553

                                                          Cumulative total return as of 2/28/97: -12.68%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
***As a result of the implementation of the Merrill Lynch Select
   Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.


Performance
Summary--
Class B Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
9/27/91--12/31/91         $10.00      $10.32                --                  $0.098           + 4.22%
1992                       10.32       10.22                --                   0.227           + 1.34
1993                       10.22       16.61                --                   0.048           +63.05
1994                       16.61       13.55              $0.396                 0.118           -15.86
1995                       13.55       10.21                --                    --             -24.65
1996                       10.21       12.39                --                   0.297           +24.29
1/1/97--2/28/97            12.39       14.59                --                    --             +17.76
                                                          ------                ------
                                                    Total $0.396          Total $0.788

                                                          Cumulative total return as of 2/28/97: +59.80%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
10/21/94--12/31/94        $18.10      $13.55              $0.396                $0.118           -22.78%
1995                       13.55       10.21                --                    --             -24.65
1996                       10.21       12.37                --                   0.316           +24.28
1/1/97--2/28/97            12.37       14.57                --                    --             +17.78
                                                          ------                ------
                                                    Total $0.396          Total $0.434

                                                          Cumulative total return as of 2/28/97: -14.83%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class D Shares***
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
9/27/91--12/31/91         $10.00      $10.31                --                  $0.125           + 4.40%
1992                       10.31       10.19                --                   0.326           + 2.15
1993                       10.19       16.62                --                   0.108           +64.27
1994                       16.62       13.66              $0.396                 0.118           -15.24
1995                       13.66       10.38                --                    --             -24.01
1996                       10.38       12.61                --                   0.401           +25.39
1/1/97--2/28/97            12.61       14.86                --                    --             +17.84
                                                          ------                ------
                                                    Total $0.396          Total $1.078

                                                          Cumulative total return as of 2/28/97: +66.73%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
***As a result of the implementation of the Merrill Lynch Select
   Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +25.65%        +19.05%
Inception (10/21/94) through 12/31/96     -12.81         -14.92

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/96                       +24.29%        +20.29%
Five Years Ended 12/31/96                 + 5.42         + 5.42
Inception (9/27/91) through 12/31/96      + 5.98         + 5.98

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/96                       +24.28%        +23.28%
Inception (10/21/94) through 12/31/96     -13.73         -13.73

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +25.39%        +18.81%
Five Years Ended 12/31/96                 + 6.27         + 5.13
Inception (9/27/91) through 12/31/96      + 6.82         + 5.73

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.





PERFORMANCE DATA (concluded)


Recent
Performance
Results*
                                                                                    12 Month     3 Month
                                                  2/28/97   11/30/96    2/29/96     % Change     % Change
Class A Shares                                    $14.91     $12.83     $11.14      +33.84%      +16.21%
Class B Shares                                     14.59      12.46      10.91      +33.73       +17.09
Class C Shares                                     14.57      12.46      10.90      +33.67       +16.93
Class D Shares                                     14.86      12.77      11.10      +33.87       +16.37
Class A Shares-Total Return                                                         +38.50(1)    +20.26(1)
Class B Shares-Total Return                                                         +36.97(2)    +19.93(2)
Class C Shares-Total Return                                                         +37.12(3)    +19.95(3)
Class D Shares-Total Return                                                         +38.18(4)    +20.11(4)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.435 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.297 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.316 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.401 per share ordinary income dividends.



CONSOLIDATED SCHEDULE OF INVESTMENTS                                                                            (in US dollars)
                                                                                                                      Percent of
COUNTRY      Industries          Shares Held        Long-Term Investments                   Cost             Value    Net Assets
Argentina    Banking                  82,847  Banco de Galicia y Buenos
                                                Aires S.A. (ADR) (1)                   $  1,010,375     $  1,957,260    0.2%
                                     235,768  Banco Frances del Rio de
                                                la Plata S.A. (ADR) (1)                   4,730,556        6,748,859    0.8
                                     126,900  Bansud S.A. (Class B)                       1,519,435        1,625,068    0.2
                                                                                       ------------     ------------  ------
                                                                                          7,260,366       10,331,187    1.2

             Merchandising           563,144  Grimoldi S.A. (Class B)                     3,318,672        2,817,016    0.3

             Multi-Industry        3,500,533  Compania Naviera Perez
                                                Companc S.A.C.F.I.M.F.A.                 16,362,581       26,826,423    3.2

             Oil & Gas               613,600  Yacimientos Petroliferos Fiscales
             Producers                          S.A. (ADR) (1)                           16,889,766       16,413,800    2.0

             Real Estate           1,166,915  Inversiones y Representaciones
                                                S.A. (IRSA)                               3,126,377        4,249,525    0.5
                                     134,981  Inversiones y Representaciones
                                                S.A. (IRSA) (GDR) (2)                     3,742,358        4,876,189    0.6
                                                                                       ------------     ------------  ------
                                                                                          6,868,735        9,125,714    1.1

             Telecomm-               340,000  Telecom Argentina Stet--France
             unications                         Telecom S.A. (GDS) (3)                   13,876,106       16,362,500    2.0
                                     210,173  Telefonica de Argentina S.A.
                                                (ADR) (1)                                 6,343,531        6,646,721    0.8
                                     525,000  Telefonica de Argentina S.A.
                                                (Class B)                                 1,497,352        1,659,763    0.2
                                                                                       ------------     ------------  ------
                                                                                         21,716,989       24,668,984    3.0
                                              Total Long-Term Investments in
                                              Argentina                                  72,417,109       90,183,124   10.8

Brazil       Automobiles             828,400  Companhia Fabricadora de Pecas S.A.
                                                (COFAP) (Preferred)                       6,793,514        9,222,838    1.1

             Banking           2,203,990,217  Banco Bradesco S.A. (Preferred)            12,578,647       18,455,718    2.2
                                  24,500,650  Banco Itau S.A. (Preferred)                 6,148,925       12,542,915    1.5
                                 364,129,908  Banco Nacional S.A. PN (Preferred)          9,903,203              347    0.0
                                                                                       ------------     ------------  ------
                                                                                         28,630,775       30,998,980    3.7

             Beverages &          41,312,159  Companhia Cervejaria Brahma
             Tobacco                            S.A. PN (Preferred)                      15,111,903       27,557,164    3.3

             Diversified           1,087,800  Souza Cruz S.A.                             8,188,144        9,005,481    1.1

             Energy Sources      117,800,941  Petroleo Brasileiro S.A. (Preferred)       14,990,460       24,100,488    2.9

             Forest Products     109,505,000  Votorantim Celulose e Papel S.A.
                                                (Preferred)                               2,186,585        2,677,970    0.3

             Machinery &           9,088,000  Weg Exportadora S.A. (Preferred)            5,505,323        4,989,795    0.6
             Engineering

             Metals & Steel      722,697,000  Companhia Siderurgica de Tubarao
                                                S.A. 'B' (Preferred)                     11,445,691       12,172,173    1.4
                                 467,009,000  Companhia Siderurgica Nacional
                                                S.A.--CSN                                12,970,061       17,197,876    2.1
                                   1,104,720  Companhia Vale do Rio Doce S.A.
                                                (Preferred)                              23,025,915       29,328,850    3.5
                              15,618,741,007  Usinas Siderurgicas de Minas Gerais--
                                                Usiminas S.A.(Preferred)                 16,786,658       17,983,325    2.2
                                                                                       ------------     ------------  ------
                                                                                         64,228,325       76,682,224    9.2

             Retail               89,000,000  Lojas Arapua S.A. (Preferred)               1,615,793        2,159,578    0.3

             Telecomm-               172,000  Multicanal Participacoes S.A.
             unications                         (ADR) (1)                                 2,408,000        2,193,000    0.3
                                     459,199  Telecomunicacoes Brasileiras
                                                S.A.--Telebras (ADR) (1)                 30,417,573       44,542,303    5.3
                                 147,157,454  Telecomunicacoes Brasileiras
                                                S.A.--Telebras (Ordinary)                 8,677,688       13,931,578    1.7
                                 198,590,596  Telecomunicacoes Brasileiras
                                                S.A.--Telebras (Preferred)                8,915,759       19,388,519    2.3
                                  89,276,288  Telecomunicacoes de Minejeros
                                                S.A.--TELEMIG(Class B) (Preferred)        6,419,177       13,108,128    1.6
                                   3,265,379  Telecomunicacoes de Sao Paulo
                                                S.A.--TELESP                                524,948          894,880    0.1
                                                                                       ------------     ------------  ------
                                                                                         57,363,145       94,058,408   11.3

             Textiles &           57,902,363  Companhia de Tecidos Norte de
             Apparel                            Minas S.A. (Preferred)                   19,932,769       24,794,046    3.0

             Utilities             2,500,000  Centrais Eletricas Brasileiras S.A.
                                                (Eletrobras)                                843,547        1,099,058    0.1
                                  21,070,000  Centrais Eletricas Brasileiras S.A.
                                                (Eletrobras) 'B' (Preferred)              7,441,245        9,563,603    1.2
                                      80,800  Centrais Eletricas de Santa Catarina
                                                S.A. (CELESC) (ADR) (1)                   6,499,552       10,988,800    1.3
                                     995,199  Centrais Eletricas de Santa Catarina
                                                S.A. (CELESC) 'B' (Preferred)               440,401        1,382,615    0.2
                                      76,000  Companhia Energetica de Minas Gerais
                                                S.A. (CEMIG) (ADR) (1)                    1,628,295        3,049,500    0.4
                                      28,470  Companhia Energetica de Minas Gerais
                                                S.A. (CEMIG) (ADR) (1)                      638,750        1,142,359    0.1
                                 290,700,000  Companhia Energetica de Minas Gerais
                                                S.A. (CEMIG) (Preferred)                  7,861,044       11,714,859    1.4
                                 141,125,419  Companhia Paulista de Forca e Luz S.A.      8,278,351       19,581,464    2.3
                                     288,000  Globex Utilidades S.A. (Preferred)          5,061,120        5,809,877    0.7
                                  41,357,251  Light Participacoes S.A.                    4,867,623       12,243,069    1.5
                                                                                       ------------     ------------  ------
                                                                                         43,559,928       76,575,204    9.2

                                              Total Long-Term Investments in
                                              Brazil                                    268,106,664      382,822,176   46.0


CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)                                                                (in US dollars)
                                                                                                                      Percent of
COUNTRY      Industries          Shares Held        Long-Term Investments                   Cost             Value    Net Assets
Chile        Closed-End Funds        225,468  The Chile Fund, Inc.                     $  5,870,919     $  5,439,416    0.7%

             Merchandising           528,846  Santa Isabel S.A.                             430,047        1,021,428    0.1
                                     477,304  Santa Isabel S.A. (ADR) (1)                13,113,079       14,319,120    1.7
                                                                                       ------------     ------------  ------
                                                                                         13,543,126       15,340,548    1.8

             Telecomm-               612,328  Compania de Telecomunicaciones de
             unications                         Chile S.A. (ADR) (1)                     14,586,043       17,910,594    2.2

             Utilities                30,000  Distribuidora Chilectra Metropolitana
                                                S.A. (ADR) (1)                            1,263,750        1,950,000    0.2
                                   3,724,465  Empresa Nacional de Electricidad
                                                S.A. (ENDESA)                             2,032,168        2,301,281    0.3
                                   2,057,425  Enersis S.A.                                  930,264        1,326,084    0.2
                                     157,200  Enersis S.A. (ADR) (1)                      3,990,659        5,207,250    0.6
                                                                                       ------------     ------------  ------
                                                                                          8,216,841       10,784,615    1.3

                                              Total Long-Term Investments in Chile       42,216,929       49,475,173    6.0

Colombia     Banking               1,407,052  Banco de Bogota S.A.                        7,257,506        8,240,613    1.0
                                      62,600  Banco Ganadero S.A. (Preferred)
                                                (ADR) (1)                                 1,508,170        1,549,350    0.2
                                                                                       ------------     ------------  ------
                                                                                          8,765,676        9,789,963    1.2

             Beverages &             502,854  La Compania Cervecera Bavaria S.A.          2,915,335        3,219,911    0.4
             Tobacco

             Merchandising         1,428,814  Gran Cadena de Almacenes Colombianos
                                                S.A. (CADENALCO)                          4,043,019        1,196,766    0.1
                                      35,000  Gran Cadena de Almacenes Colombianos
                                                S.A. (CADENALCO) (ADR) (1)                  611,250          341,250    0.0
                                                                                       ------------     ------------  ------
                                                                                          4,654,269        1,538,016    0.1

                                              Total Long-Term Investments in
                                              Colombia                                   16,335,280       14,547,890    1.7


Mexico       Banking               2,460,000  Grupo Financiero Banamex-Accival,
                                                S.A. de C.V. (Banacci)                    6,077,462        5,738,199    0.7
                                   9,584,000  Grupo Financiero Bancomer, S.A. de
                                                C.V. 'B' (Ordinary)                       2,626,470        3,727,779    0.4
                                                                                       ------------     ------------  ------
                                                                                          8,703,932        9,465,978    1.1

             Beverages               529,560  Panamerican Beverages Inc. (Class A)       17,503,473       29,853,945    3.6

             Beverages &           2,282,200  Fomento Economico Mexicano, S.A.
             Tobacco                            de C.V. (Femsa) (ADR) (1)                 6,691,646        9,585,240    1.2
                                   1,679,000  Fomento Economico Mexicano, S.A.
                                                de C.V. (Femsa) (Ordinary) 'B'            4,255,011        7,141,543    0.9
                                                                                       ------------     ------------  ------
                                                                                         10,946,657       16,726,783    2.1

             Building              3,162,000  Apasco, S.A. de C.V. 'A'                   10,710,570       22,852,095    2.8
             Materials             2,249,000  Cementos Mexicanos, S.A. de C.V.
                                                'B' (Cemex)                               9,262,512        9,791,757    1.2
                                     901,000  Cementos Mexicanos, S.A. de C.V. 'B'
                                                (Cemex) (ADR) (1)                         7,864,424        7,883,750    0.9
                                                                                       ------------     ------------  ------
                                                                                         27,837,506       40,527,602    4.9

             Chemicals               193,700  Desc, S.A. de C.V. (ADR) (1)                4,125,949        5,108,837    0.6

             Financial Services      228,200  Banca Quadrum, S.A. de C.V.
                                                (ADR) (1)                                 3,657,508          855,750    0.1
                                      63,052  Grupo Financiero Bancomer, S.A.
                                                de C.V. (Series L)                           22,760           19,857    0.0
                                     248,539  Grupo Financiero Inbursa, S.A.
                                                de C.V. 'B'                                 889,303          863,806    0.1
                                       6,107  Grupo Financiero Inbursa, S.A.
                                                de C.V. 'B' (ADR) (1)                       106,089          103,819    0.0
                                                                                       ------------     ------------  ------
                                                                                          4,675,660        1,843,232    0.2

             Health &                742,059  Kimberly-Clark de Mexico, S.A. de
             Personal Care                      C.V. 'A'                                  8,436,723       15,930,526    1.9

             Merchandising        11,297,750  Cifra, S.A. de C.V. 'C'                    13,996,482       17,293,921    2.1
                                     250,000  Cifra, S.A. de C.V. 'C' (ADR) (1)             338,325          375,000    0.0
                                     291,160  Sears Roebuck de Mexico, S.A. de
                                                C.V. 'B' (ADR) (1)                        7,681,175          982,665    0.1
                                                                                       ------------     ------------  ------
                                                                                         22,015,982       18,651,586    2.2

             Multi-Industry           88,704  Grupo Carso, S.A. de C.V. 'A'
                                                (ADR) (1)                                   983,267          997,920    0.1
                                   3,594,126  Grupo Carso, S.A. de C.V. 'A1'             21,837,646       20,338,153    2.5
                                                                                       ------------     ------------  ------
                                                                                         22,820,913       21,336,073    2.6

             Telecomm-               346,112  Grupo Televisa, S.A. de C.V.
             unications                         (GDS) (3)                                 9,496,271        8,479,744    1.0
                                     751,200  Telefonos de Mexico, S.A. de C.V.
                                                (ADR) (1)                                23,508,645       29,202,900    3.5
                                                                                       ------------     ------------  ------
                                                                                         33,004,916       37,682,644    4.5

                                              Total Long-Term Investments in
                                              Mexico                                    160,071,711      197,127,206   23.7


Peru         Financial               353,772  Credicorp Ltd. S.A.                         6,394,124        8,136,756    1.0
             Services

             Food & Household      2,885,636  Consorcio Alimentos Fabril                  5,303,100        4,527,557    0.6
             Products                           Pacifico S.A.

             Metals--                272,100  Compania de Minas Buenaventura S.A.         4,421,121        5,305,950    0.6
             Non-Ferrous             910,101  Minsur Sociedad Limitada S.A.
                                                (T Shares)                                2,575,220        3,251,590    0.4
                                                                                       ------------     ------------  ------
                                                                                          6,996,341        8,557,540    1.0

                                              Total Long-Term Investments in Peru        18,693,565       21,221,853    2.6


Venezuela    Building                622,251  Venezolana de Cementos S.A.C.A.
             Materials                          (Vencemos)                                  866,981        1,792,706    0.2

             Food & Household     11,728,719  Mavesa S.A.                                 2,075,657        3,832,034    0.5
             Products

             Metals & Steel       10,780,332  Siderurgica Venezolana Sivensa
                                                S.A.I.C.A.--S.A.C.A.                      2,716,069        3,600,946    0.4

             Telecomm-               131,750  Compania Anonima Nacional Telefonos
             unications                         de Venezuela (CANTV) (ADR) (1)            4,209,193        4,183,062    0.5

             Utilities             8,170,271  C.A. La Electricidad de Caracas
                                                S.A.I.C.A.--S.A.C.A.                      7,351,435        8,989,004    1.1

                                              Total Long-Term Investments in
                                              Venezuela                                  17,219,335       22,397,752    2.7


                                              Total Long-Term Investments in
                                              Latin America                             595,060,593      777,775,174   93.5

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)                                                                (in US dollars)
                                                                                                                      Percent of
                                  Face-Amount      Short-Term Investments                   Cost             Value    Net Assets
             Commercial     US$   34,764,000  General Electric Capital Corp.,
             Paper*                             5.38% due 3/03/1997                    $ 34,753,609     $ 34,753,609    4.2%

             US Government        15,000,000  Student Loan Marketing Association,
             Agency                             5.18% due 3/03/1997                      14,995,683       14,995,683    1.8
             Obligations*

                                              Total Short-Term Investments               49,749,292       49,749,292    6.0


             Total Investments                                                         $644,809,885      827,524,466   99.5
                                                                                       ============

             Other Assets Less Liabilities                                                                 3,848,038    0.5
                                                                                                        ------------  ------

             Net Assets                                                                                 $831,372,504  100.0%
                                                                                                        ============  ======


             Net Asset Value:  Class A--Based on net assets of $72,362,627 and 4,853,645
                                        shares outstanding                                              $      14.91
                                                                                                        ============
                               Class B--Based on net assets of $599,606,633 and 41,085,128
                                        shares outstanding                                              $      14.59
                                                                                                        ============
                               Class C--Based on net assets of $31,723,984 and 2,177,403
                                        shares outstanding                                              $      14.57
                                                                                                        ============
                               Class D--Based on net assets of $127,679,260 and 8,590,284
                                        shares outstanding                                              $      14.86
                                                                                                        ============

            *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
          (1)American Depositary Receipts (ADR).
          (2)Global Depositary Receipts (GDR).
          (3)Global Depositary Shares (GDS).



PORTFOLIO INFORMATION



As of February 28, 1997


                                                    Percent of
Ten Largest Equity Holdings                         Net Assets

Telecomunicacoes Brasileiras S.A.--Telebras*           9.3%
Panamerican Beverages Inc. (Class A)                   3.6
Companhia Vale do Rio Doce S.A. (Preferred)            3.5
Telefonos de Mexico, S.A. de C.V. (ADR)                3.5
Companhia Cervejaria Brahma S.A. PN (Preferred)        3.3
Companhia Naviera Perez Companc S.A.C.F.I.M.F.A.       3.2
Companhia de Tecidos Norte de Minas S.A. (Preferred)   3.0
Petroleo Brasileiro S.A. (Preferred)                   2.9
Apasco, S.A. de C.V. 'A'                               2.8
Grupo Carso, S.A. de C.V.*                             2.6

[FN]
*Includes combined holdings.


                                                    Percent of
Ten Largest Industries                              Net Assets

Telecommunications                                    21.5%
Utilities                                             11.6
Metals & Steel                                         9.6
Banking                                                7.2
Multi-Industry                                         5.8
Beverages & Tobacco                                    5.8
Building Materials                                     5.1
Merchandising                                          4.4
Beverages                                              3.6
Energy Sources                                         2.9

EQUITY PORTFOLIO CHANGES



For the Quarter Ended February 28, 1997


Additions


Banco Ganadero S.A. (Preferred)(ADR)
Bansud S.A. (Class B)
Centrais Eletricas Brasileiras S.A.--
  (Eletrobras)
Centrais Eletricas Brasileiras S.A.--
  (Eletrobras) 'B' (Preferred)
Compania Anonima Nacional Telefonos
  de Venezuela (CANTV) (ADR)
Grupo Financiero Bancomer, S.A. de C.V. 'B'
  (Ordinary)
Lojas Arapua S.A. (Preferred)
Telecom Argentina Stet--France Telecom
  S.A. (GDS)
Votorantim Celulose e Papel S.A.
  (Preferred)
Yacimientos Petroliferos Fiscales S.A.
  (ADR)



Deletions


Banco Industrial Colombiano S.A.
Banco Latinoamericano de Exportaciones
  S.A. ('BLADEX') 'E'
Carso Global Telecom, S.A. de C.V. 'A1'
Carso Global Telecom, S.A. de C.V. (ADR)
Cementos Diamante S.A.
Cristalerias de Chile S.A. (ADR)
Editorial Lord Cochrane S.A.
Empresa Nacional de
  Telecomunicaciones S.A. (ENTEL)
Grupo Casa Autrey, S.A. de C.V. (ADR)
Iochpe-Maxion S.A. (Ordinary)
Quilmes Industrial S.A.
Siderurgica Venezolana Sivensa
  S.A.I.C.A.-S.A.C.A (ADR)
Telefonica del Peru S.A.
Telefonica del Peru S.A. (B Shares)

OFFICERS AND DIRECTORS



Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863